Stocks	12 Months Ended
Dec. 31, 2023
Stocks [Abstract]
STOCKS

21 — STOCKS

Ordinary Shares

As of December 31, 2023, the Company has 57,036,094 ordinary shares, with a par value of US$0.0001 per share (December 31, 2022, the Company had 44,120,174 ordinary shares, with par value of US$0.0001, December 31, 2021, the Company had 44,100,200 ordinary shares, with par value of US$0.0001).

The voting, dividend and liquidation rights of the holders of the ordinary shares are subject to Articles of Association of the Company. The holders of the ordinary shares are entitled to one vote for each share held at all meetings of stockholders. There is no cumulative voting. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the common stockholders the Company.

Preferred stocks

The preferred stocks converted to ordinary shares as of the deSPAC date, and there are no preferred stocks remaining as of December 31, 2023. The Company has retrospectively adjusted the previous preferred stock into common stock using the Exchange Ratio.

Dividends

Subject to any rights and restrictions for the time being attached to any class or classes of shares and these Articles, the Directors may from time to time declare dividends (including interim dividends) and other distributions on shares in issue and authorize payment of the same out of the funds of the Company lawfully available therefor. All dividends unclaimed for one (1) year after having been declared may be invested or otherwise made use of by the Directors for the benefit of the Company until claimed. Subject to any applicable unclaimed property or other laws, any dividend unclaimed after a period of six (6) years from the date of declaration shall be forfeited and shall revert to the Company. The payment by the Directors of any unclaimed dividend or other sums payable on or in respect of a share into a separate account shall not constitute the Company a trustee in respect thereof.

The Directors may, before recommending or declaring any dividend, set aside out of the funds legally available for distribution such sums as they think proper as a reserve or reserves which shall, at the discretion of the Directors be applicable for meeting contingencies, or for equalizing dividends or for any other purpose to which those funds be properly applied and pending such application may, at the like discretion, either be employed in the business of the Company or be invested in such investments (other than shares of the Company) as the Directors may from time to time think fit. The Directors shall establish an account to be called the “Share

Premium Account” and shall carry to the credit of such account from time to time a sum equal to the amount or value of the premium paid on the issue of any share in the Company. Unless otherwise provided by the provisions of these Articles, the Directors may apply the share premium account in any manner permitted by the Statute and the rules and regulations of the Designated Stock Exchange, the SEC and/or any other competent regulatory authority or otherwise under Applicable Law. The Company shall at all times comply with the provisions of these Articles, the Statute and the rules and regulations of the Designated Stock Exchange, the SEC and/or any other competent regulatory authority or otherwise under Applicable Law in relation to the share premium account.

Liquidation

If the Company shall be wound up the liquidator shall apply the assets of the Company in satisfaction of creditors’ claims in such manner and order as such liquidator thinks fit. Subject to the rights attaching to any shares, in a winding up: if the assets available for distribution amongst the Members shall be insufficient to repay the whole of the Company’s issued share capital, such assets shall be distributed so that, as nearly as may be, the losses shall be borne by the Members in proportion to the par value of the shares held by them; or if the assets available for distribution amongst the Members shall be more than sufficient to repay the whole of the Company’s issued share capital at the commencement of the winding up, the surplus shall be distributed amongst the Members in proportion to the par value of the shares held by them at the commencement of the winding up subject to a deduction from those shares in respect of which there are monies due, of all monies payable to the Company for unpaid calls or otherwise.

If the Company shall be wound up the liquidator may, subject to the rights attaching to any shares and with the sanction of a Special Resolution of the Company and any other sanction required by the Statute, divide amongst the Members in kind the whole or any part of the assets of the Company (whether such assets shall consist of property of the same kind or not) and may for that purpose value any assets and determine how the division shall be carried out as between the Members or different classes of Members. The liquidator may, with the like sanction, vest the whole or any part of such assets in trustees upon such trusts for the benefit of the Members as the liquidator, with the like sanction, shall think fit, but so that no Member shall be compelled to accept any asset upon which there is a liability.

Voting

Subject to any rights and restrictions for the time being attached to any class or classes of shares, every Member present in person and every person representing a Member by proxy at a general meeting of the Company shall have one (1) vote for each share registered in such Member’s name in the Register of Members. No cumulative voting shall be allowed.